SEWARD & KISSEL LLP

ONE BATTERY PARK PLAZA

NEW YORK, NEW YORK 10004

WRITER’S DIRECT DIAL (212) 574-1223	TELEPHONE: (212) 574-1200 FACSIMILE: (212) 480-8421 WWW.SEWKIS.COM	1200 G STREET, N.W. WASHINGTON, D.C. 20005 TELEPHONE: (202) 737-8833 FACSIMILE: (202) 737-5184

June 2, 2005

Susan Block, Esq.

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549-0305

Re:	Aries Maritime Transport Limited
Amendment No. 2 to Registration Statement on Form F-1
File No. 333-124952

Dear Ms. Block:

Aries Maritime Transport Limited (the “Company”), has today filed via EDGAR Amendment No. 2 to its Registration Statement on Form F-1 (“Amendment No. 2”) under the Securities Act of 1933, as amended (the “Act”).

Previously, the Company proposed an initial public offering of 10,200,000 common shares and 4,800,000 common shares by its selling shareholder plus an over-allotment option in favor of the underwriters for up to 2,250,000 additional common shares from the selling shareholder.

After consultation with the underwriters, the offering has been changed to eliminate the offering by the selling shareholder. Accordingly, as set forth in Amendment No. 2, the Company is continuing to propose an initial public offering of 10,200,000 common shares, and the selling shareholder is granting an over-allotment option to the underwriters to purchase up to 1,530,000 additional common shares. The proceeds of the offering to the Company remain the same.

By way of background, the Company submitted a draft Registration Statement on Form F-1 to the Commission for confidential review on February 7, 2005 (the “Draft Registration Statement”). By letter dated March 9, 2005 (the “Initial Comment Letter”), the Staff of the Commission (the “Staff”) provided the Company with comments on the Draft Registration Statement. In response to the Staff’s Initial Comment Letter, the Company submitted to the Staff its initial response letter dated March 22, 2005 and a revised draft registration statement on Form F-1 (the “Amended Draft Registration Statement”). By letter dated April 12, 2005, the Staff provided the Company with comments on the Amended Draft Registration Statement (the “Second Comment Letter”). In response to the Staff’s Second Comment Letter, the Company

Susan Block, Esq.

Securities and Exchange Commission

submitted to the Staff a second response letter dated April 15, 2005 and a revised draft registration statement on Form F-1 (the “Second Amended Draft Registration Statement”). By letter dated May 10, 2005, the Staff provided the Company with comments on the Second Amended Draft Registration Statement (the “Third Comment Letter”). On May 16, 2004, the Company filed its Registration Statement (the “Filed Registration Statement”) with the Commission. On May 27, 2005, the Company filed Amendment No. 1 to the Filed Registration Statement for the sole purpose of adding exhibits to the Filed Registration Statement. By letter dated May 31, 2005 (the “Fourth Comment Letter”), the Staff provided additional comments to the Filed Registration Statement.

On behalf of the Company, we enclose 10 copies of Amendment No. 2, five of which have been marked to show the changes from the Filed Registration Statement.

This letter responds to the Staff’s Fourth Comment Letter. The following numbered paragraphs correspond to the numbered paragraphs of the Fourth Comment Letter.

General

1.	Please note that all previously filed amendments and correspondence on EDGAR. We request that you file the materials on Edgar prior to submitting your next amendment. See Release No. 33-8099 which is currently available on our website at www.sec.gov./rules/final/33-8099.htm.

The Company has filed all of its previous correspondence with the Staff on EDGAR.

2.	We note the inclusion on page F-2 of an audit report that will be furnished upon the completion of the stock split on March 21, 2005. Please provide a final updated and signed audit report in an amendment to your filing.

A final updated signed audit report is being provided in a final, pre-effective amendment to the Filed Registration Statement.

Legal Matters, page 97

3.	We note your response to our prior comment 7 but it appears that Appleby Spurling Hunter is passing upon the validity of the shares and it should reflect that here. Please revise or advise.

“Legal Matters” has been amended to clarify that Appleby Spurling Hunter is passing on the validity of the shares.

Susan Block, Esq.

Securities and Exchange Commission

Exhibits

Exhibit 5.1

4.	We partly reissue comment 10. Please remove assumption (g) from the opinion of counsel, or advise us why you think it is appropriate.

Assumption (g) contained in the prior version of the form of Bermuda legal opinion has been deleted, and the reference to receipt by the Company of consideration in excess of the Shares’ par value has been modified to refer to receipt of consideration in the amount per Share set forth on the cover of the prospectus included in the registration statement.

5.	We note your response to comment 11 and reissue the comment. It is not clear to us that subsection (2) under the “opinion” indicates that all necessary action required relates to the due authorization. Please revise to make this clear. To help with clarity, please delete the opening part of subsection (3) that says “when the issue of the shares have been duly approved, “ as the opinion should be clear that the shares are duly authorized.

The opinion has been clarified to state that all of the Shares have been duly authorized, and that the when the IPO Shares are issued for the consideration set forth on the cover page of the prospectus, the Shares will be duly issued, fully paid and nonassessable.

6.	We note your response to comment 12. Please revise the opinion to clarify that (4)(i) is the opinion of counsel – that permission has been obtained from the Bermuda Monetary Authority for the issue and transfer of the common shares and that the registration statement.

In view of the revisions to the opinion set forth under the response to Comment No. 5, the reference to Bermuda Monetary Authority permission has been deleted. The Company advises the Staff supplementally that such permission has been obtained.

7.	Also, we note your response to prior comment 12 and that you indicate in paragraph (4)(ii) under “opinion,” that the Registration Statement must be filed with the Registrar of Companies “prior to or as soon as reasonably practicable after any shares are offered to the public.” In light of this, please further provide an explanation as to why you can not opine on the matter set forth in paragraph (4)(ii) and/or why you believe this is an appropriate assumption.

Assumption 4(ii) has been deleted from the opinion, as the filing of the Registration Statement in Bermuda is not required for the due issuance of the Shares.

Susan Block, Esq.

Securities and Exchange Commission

8.	We note your statement that the opinion speaks as of its date. As the opinion must speak to the date of effectiveness, either delete this statement or file an updated opinion at effectiveness. Similarly revise exhibit 8.2.

Updated validity and tax opinions will be filed as of the effective date of the Registration Statement.

Exhibit 8.2

9.	We note your response to our prior comment 16. Please revise to state that the discussion under “Bermuda Tax Considerations” is counsel’s opinion.

Exhibit 8.2, the tax opinion, has been revised to state that the discussion under “Bermuda Tax Considerations” is counsel’s opinion.

The underwriters have advised the Company that they expect to price the offering after the close of trading on Thursday, June 2, 2005. Accordingly, we would appreciate any additional comments as soon as possible. Please feel free to contact the undersigned at 212-574-1223, or Rob Lustrin at 212-574-1420 or Sarah Mudho at 212-574-1309 with any questions or comments.

Very truly yours,

SEWARD & KISSEL LLP

by:	/S/ GARY J. WOLFE
Gary J. Wolfe

Enclosures

cc:	Messeret Nega, Esq.